Supplemental Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Cash flows from operating activities
Other cash provided by operating activities	$ 235.5	$ 359.9	$ 325.2
Net cash provided by operating activities	235.5	312.7	325.2
Investing activities
Purchase of property, plant and equipment	(152.7)	(134.2)	(97.8)
Net cash used in investing activities	(160.4)	(190.9)	(97.8)
Financing activities
Dividends paid	(46.0)	(38.4)	(8.7)
Proceeds from issuance of common shares	9.3	21.6	10.6
Excess tax benefit from exercise of share awards	6.5	7.4	3.9
Repurchase of common shares	(104.7)	(287.2)	(12.7)
Credit facility fees paid			(2.1)
Proceeds from short-term borrowings	19.3		(31.0)
Net cash used in financing activities	(124.8)	(308.1)	(40.0)
Net settlement of equity based awards	(9.2)	(11.5)
Cash and cash equivalents at beginning of period	301.0	486.8	302.1
(Decrease) increase in cash and cash equivalents	(49.7)	(186.3)	187.4
Effect of exchange rate changes on cash and cash equivalents	(3.7)	0.5	(2.7)
Cash and cash equivalents at end of period	247.6	301.0	486.8
Ultra Acquisition
Investing activities
Acquisition of business, net of cash received	1.4	(56.7)
Botswana Diamond Polishing Factory Acquisition
Investing activities
Acquisition of business, net of cash received	(9.1)
Signet Jewelers Limited
Cash flows from operating activities
Other cash provided by operating activities	137.3	305.7	45.7
Net cash provided by operating activities	137.3	305.7	45.7
Investing activities
Investment in subsidiaries	(0.3)
Net cash used in investing activities	(0.3)
Financing activities
Dividends paid	(46.0)	(38.4)	(8.7)
Proceeds from issuance of common shares	9.3	21.6	10.6
Repurchase of common shares	(104.7)	(287.2)	(12.7)
Intercompany activity, net	1.6	17.1	(38.6)
Net cash used in financing activities	(149.0)	(298.4)	(49.4)
Net settlement of equity based awards	(9.2)	(11.5)
Cash and cash equivalents at beginning of period	13.4	6.1	9.8
(Decrease) increase in cash and cash equivalents	(12.0)	7.3	(3.7)
Cash and cash equivalents at end of period	1.4	13.4	6.1
Guarantor Subsidiaries
Cash flows from operating activities
Other cash provided by operating activities	421.3	512.5	665.2
Net cash provided by operating activities	421.3	512.5	665.2
Investing activities
Purchase of property, plant and equipment	(152.6)	(134.0)	(97.8)
Investment in subsidiaries	(11.0)		(4.2)
Net cash used in investing activities	(162.2)	(190.7)	(102.0)
Financing activities
Intercompany dividends paid	(104.4)	(520.1)	(253.3)
Excess tax benefit from exercise of share awards	6.5	7.4	3.9
Credit facility fees paid			(2.1)
Proceeds from short-term borrowings	19.3		(31.0)
Intercompany activity, net	(214.6)	(9.9)	(80.6)
Net cash used in financing activities	(293.2)	(522.6)	(363.1)
Cash and cash equivalents at beginning of period	271.3	471.6	275.0
(Decrease) increase in cash and cash equivalents	(34.1)	(200.8)	200.1
Effect of exchange rate changes on cash and cash equivalents	(0.2)	0.5	(3.5)
Cash and cash equivalents at end of period	237.0	271.3	471.6
Guarantor Subsidiaries | Ultra Acquisition
Investing activities
Acquisition of business, net of cash received	1.4	(56.7)
Non-Guarantor Subsidiaries
Cash flows from operating activities
Other cash provided by operating activities	286.9	280.5	306.5
Net cash provided by operating activities	286.9	280.5	306.5
Investing activities
Purchase of property, plant and equipment	(0.1)	(0.2)
Investment in subsidiaries	(11.0)		(2.4)
Net cash used in investing activities	(20.2)	(0.2)	(2.4)
Financing activities
Intercompany dividends paid	(35.6)	(265.9)	(438.9)
Proceeds from issuance of common shares	22.3		2.4
Intercompany activity, net	(257.0)	(7.2)	123.4
Net cash used in financing activities	(270.3)	(273.1)	(313.1)
Cash and cash equivalents at beginning of period	16.3	9.1	17.3
(Decrease) increase in cash and cash equivalents	(3.6)	7.2	(9.0)
Effect of exchange rate changes on cash and cash equivalents	(3.5)		0.8
Cash and cash equivalents at end of period	9.2	16.3	9.1
Non-Guarantor Subsidiaries | Botswana Diamond Polishing Factory Acquisition
Investing activities
Acquisition of business, net of cash received	(9.1)
Eliminations
Cash flows from operating activities
Other cash provided by operating activities	(610.0)	(786.0)	(692.2)
Net cash provided by operating activities	(610.0)	(786.0)	(692.2)
Investing activities
Investment in subsidiaries	22.3		6.6
Net cash used in investing activities	22.3		6.6
Financing activities
Intercompany dividends paid	140.0	786.0	692.2
Proceeds from issuance of common shares	(22.3)		(2.4)
Intercompany activity, net	470.0		(4.2)
Net cash used in financing activities	$ 587.7	$ 786.0	$ 685.6